Cash Flow Information (Schedule Of Other Supplementary Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Information [Abstract]
Interest paid	$ 9,147	$ 23,163
Income taxes paid	$ 7,991	$ 400